Small-Company Stock Fund Expense Example - Small-Company Stock Fund - Small-Company Stock Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	$ 1,380